Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 11. RELATED PARTY TRANSACTIONS

Management Agreement

The Company entered into a management agreement with Bimini, which provided for an initial term through December 31, 2011 with automatic one-year extension options. The agreement was extended under the option to December 31, 2013, but was terminated at the completion of the Company’s IPO on February 20, 2013. At the completion of the IPO, the Company entered into a management agreement with the Manager, which provides for an initial term through February 20, 2016 with automatic one-year extensions and is subject to certain termination rights. Under the terms of the management agreement, Bimini Advisors will be responsible for administering the business activities and day-to-day operations of the Company. Bimini Advisors will receive a monthly management fee in the amount of:

•	One-twelfth of 1.5% of the first $250 million of the Company’s equity, as defined in the management agreement,

•	One-twelfth of 1.25% of the Company’s equity that is greater than $250 million and less than or equal to $500 million, and

•	One-twelfth of 1.00% of the Company’s equity that is greater than $500 million.

The Company is obligated to reimburse Bimini Advisors for any direct expenses incurred on its behalf. In addition, once the Company’s Equity, as defined in the management agreement, exceeds $100 million for the first time, Bimini Advisors will begin allocating to the Company, it’s pro rata portion of certain overhead costs as defined in the management agreement. Should the Company terminate the management agreement without cause, it shall pay to Bimini Advisors a termination fee equal to three times the average annual management fee, as defined in the management agreement, before or on the last day of the initial term or automatic renewal term.

The Company was obligated to reimburse Bimini for its costs incurred under the original management agreement. In addition, the Company was required to pay Bimini a monthly fee of $7,200, which represents an allocation of overhead expenses for items that include, but are not limited to, occupancy costs, insurance and administrative expenses. These expenses were allocated based on the ratio of the Company’s assets and Bimini’s consolidated assets. Total expenses recorded during the years ended December 31, 2013 and 2012 for the management fee and costs incurred was approximately $679,000 and $335,000, respectively.

At December 31, 2013 and December 31, 2012, the net amount due (to) from affiliates was approximately ($82,000) and $45,000, respectively.

Payment of Certain Offering Expenses

Bimini Advisors has paid, or has reimbursed Orchid, for all offering expenses in connection with the Company’s IPO. During the year ended December 31, 2012, these expenses were approximately $0.2 million. During the year ended December 31, 2013, Bimini Advisors paid additional expenses related to this offering of approximately $3.0 million. In addition, during the year ended December 31, 2012, Bimini Advisors paid certain expenses totaling approximately $0.8 million on behalf of the Company associated with a failed merger attempt. The Company has no obligation or intent to reimburse Bimini Advisors, either directly or indirectly, for the offering costs or attempted merger costs, therefore they are not included in the Company’s financial statements.

Board Memberships

John B. Van Heuvelen, one of our independent directors, owns shares of common stock of Bimini. Robert Cauley, our Chief Executive Officer and Chairman of our Board of Directors, also serves as Chief Executive Officer and Chairman of the Board of Directors of Bimini and owns shares of common stock of Bimini. Hunter Haas, our Chief Financial Officer, Chief Investment Officer, Secretary and a member of our Board of Directors, also serves as the Chief Financial Officer, Chief Investment Officer and Treasurer of Bimini and owns shares of common stock of Bimini.

Consulting Agreement

In September 2010, the Company entered into a consulting agreement with W Coleman Bitting, who became one of the Company’s independent directors in February 2013. The terms of the consulting agreement provided that Mr. Bitting would advise the Company with respect to financing alternatives, business strategies and related matters as requested during the term of the agreement. In exchange for his services, the consulting agreement provided that the Company pay Mr. Bitting an hourly fee of $150 and reimburse him for all out-of-pocket expenses reasonably incurred in the performance of his services. During years ended December 31, 2013 and 2012, the Company paid Mr. Bitting approximately $3,800 and $30,400, respectively, under this agreement. Mr. Bitting’s consulting agreement was terminated upon completion of the Company’s IPO. The total compensation Mr. Bitting received under the consulting agreement was approximately $115,000.